Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2021
Registrant Name	AMERICAN FUNDS MORTGAGE FUND
Entity Central Index Key	0001496998
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 01, 2021
Document Effective Date	Nov. 01, 2021
Prospectus Date	Nov. 01, 2021
American Funds Mortgage Fund® | Class A
Prospectus:
Trading Symbol	MFAAX
American Funds Mortgage Fund® | Class 529-F-1
Prospectus:
Trading Symbol	CMFFX
American Funds Mortgage Fund® | Class R-1
Prospectus:
Trading Symbol	RMAAX
American Funds Mortgage Fund® | Class R-2
Prospectus:
Trading Symbol	RMABX
American Funds Mortgage Fund® | Class R-3
Prospectus:
Trading Symbol	RMACX
American Funds Mortgage Fund® | Class R-4
Prospectus:
Trading Symbol	RMAEX
American Funds Mortgage Fund® | Class R-5
Prospectus:
Trading Symbol	RMAFX
American Funds Mortgage Fund® | Class R-6
Prospectus:
Trading Symbol	RMAGX
American Funds Mortgage Fund® | Class C
Prospectus:
Trading Symbol	MFACX
American Funds Mortgage Fund® | Class F-1
Prospectus:
Trading Symbol	MFAEX
American Funds Mortgage Fund® | Class F-2
Prospectus:
Trading Symbol	MFAFX
American Funds Mortgage Fund® | Class 529-A
Prospectus:
Trading Symbol	CMFAX
American Funds Mortgage Fund® | Class 529-C
Prospectus:
Trading Symbol	CMFCX
American Funds Mortgage Fund® | Class 529-E
Prospectus:
Trading Symbol	CMFEX
American Funds Mortgage Fund® | Class R-2E
Prospectus:
Trading Symbol	RMBEX
American Funds Mortgage Fund® | Class R-5E
Prospectus:
Trading Symbol	RMAHX
American Funds Mortgage Fund® | Class F-3
Prospectus:
Trading Symbol	AFFMX
American Funds Mortgage Fund® | Class 529-T
Prospectus:
Trading Symbol	TMFMX
American Funds Mortgage Fund® | Class T
Prospectus:
Trading Symbol	TFMFX
American Funds Mortgage Fund® | Class 529-F-2
Prospectus:
Trading Symbol	FFMFX
American Funds Mortgage Fund® | Class 529-F-3
Prospectus:
Trading Symbol	FMMFX